Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2021
Shareholders' Equity
Schedule of Share capital and other contributed capital

	June 30,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2021	2020	2020

Total registered shares at the beginning of period	49,941,584	38,707,638	38,707,638
New issue of shares during the period	—	9,230,770	11,233,946
Total registered shares at the end of period	49,941,584	47,938,408	49,941,584

Share capital at the end of period	1,998	1,918	1,998

Equity attributable to equity holders of the Parent Company	937,842	1,425,116	1,210,491
Non-controlling interests	32,860	—	45,809
Equity at the end of period	970,702	1,425,116	1,256,300

Schedule of Earnings per share

	Three Months Ended		Six Months Ended		Year Ended
	June 30,		June 30,		December 31,
(SEK in thousands, except per share amounts and number of shares)	2021	2020	2021	2020	2020

Loss per share before and after dilution	(3.20)	(1.50)	(5.71)	(3.14)	(9.66)
Weighted-average number of shares outstanding for the period, before and after dilution	49,941,584	40,915,681	49,941,584	39,817,759	44,873,448